HIGHLAND FUNDS I

Highland HFR Global ETF

Highland HFR Event-Driven ETF

Highland HFR Equity Hedge ETF

Highland/iBoxx Senior Loan ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated December 29, 2015 to the Summary Prospectus and Prospectus for each Fund, each dated October 31, 2015, as supplemented and amended from time to time.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for each Fund and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, Ethan Powell will no longer serve as a portfolio manager for each Fund. All references to Mr. Powell contained in the Summary Prospectus for each Fund and the Prospectus are hereby deleted.

Effective immediately, Chris Mawn has been added as a portfolio manager for Highland/iBoxx Senior Loan ETF.

Effective immediately, Dustin Norris has been added as a portfolio manager for Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF.

Portfolio Management

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for Highland/iBoxx Senior Loan ETF is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund. The portfolio manager for the Fund is Chris Mawn, who has managed the Fund since December 2015:

Portfolio Manager	Managed the Fund Since	Title with Adviser
Chris Mawn	December 2015	Managing Director

Effective immediately, the sub-section entitled “Portfolio Management” within the summary section of the Prospectus for each of Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF is hereby deleted in its entirety and replaced with the following:

Highland Capital Management Fund Advisors, L.P. serves as the investment adviser to the Fund. The portfolio manager for the Fund is Dustin Norris, who has managed the Fund since December 2015:

Portfolio Manager	Managed the Fund Since	Title with Adviser
Dustin Norris	December 2015	Chief Product Strategist, Liquid Alternatives

Portfolio Manager Biographies

Effective immediately, the following paragraph is added to the section entitled “Portfolio Manager” under the heading “Management of the Funds” in the Prospectus:

The portfolio of Highland/iBoxx Senior Loan ETF is managed by Chris Mawn. Mr. Mawn has managed the Fund since December 2015.

Chris Mawn. Mr. Mawn is a Managing Director at HCFMA and Managing Director of Research at Highland Capital Management L.P. (“HCM”) where he is responsible for investments across senior secured loans, high yield bonds, stressed and distressed corporate credit, structured credit, and preferred and common equities. Previously at HCM, he served as Director of Research, Senior Credit Trader, and Portfolio Manager in the Distressed and Special Situations Group covering distressed and special situation credit and equity investments. Prior to joining HCM in December 2003, Mr. Mawn worked as a management consultant at Deloitte Consulting where he focused on business strategy and merger integration. Prior to that, he worked at Electronic Data Systems (now HP) in corporate strategy and sales and marketing. Formerly, Mr. Mawn served as an Officer in the United States Marine Corps with 3rd Infantry Battalion, 2nd Marine Regiment and later with 3rd Force Reconnaissance Company. He received an MBA in Finance with Honors from the Kenan-Flagler Business School at the University of North Carolina at Chapel Hill. He received a BA from Dartmouth College.

The portfolio of each of Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF is managed by Dustin Norris. Mr. Norris has managed each Fund since December 2015.

Dustin Norris. Mr. Norris is Chief Product Strategist, Liquid Alternatives at HCMFA. Prior to joining HCMFA in June 2010, Mr. Norris was employed by Deloitte & Touche LLP in the Audit and Enterprise Risk Services Group working primarily in the financial services and energy industries. Mr. Norris received Master’s and Bachelor’s degrees in accounting from Brigham Young University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES AND

PROSPECTUS FOR FUTURE REFERENCE

HFI-SUP-12/29/15

HIGHLAND FUNDS I

Highland HFR Global ETF

Highland HFR Event-Driven ETF

Highland HFR Equity Hedge ETF

Highland/iBoxx Senior Loan ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated December 29, 2015 to the Statement of Additional Information (“SAI”) for each Fund, dated October 31, 2015, as supplemented and amended from time to time.

This supplement provides new and additional information beyond that contained in the SAI for each Fund and should be read in conjunction with the SAI.

Effective immediately, Chris Mawn has been added as a portfolio manager for the Highland/iBoxx Senior Loan ETF and Dustin Norris has been added as a portfolio manager for Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF.

Effective immediately, Ethan Powell will no longer serve as portfolio manager for the Funds or as an officer of the Funds. Mr. Powell will continue to serve on the Board of Trustees of the Funds. All references to Mr. Powell contained in the SAI, with respect to his role as portfolio manager of the Funds and as an officer of the Funds only, are hereby deleted.

Management of the Trust

Effective immediately, the table under the section entitled “INTERESTED TRUSTEES” on page 21 and the accompanying footnote are deleted in their entirety and replaced with the following:

INTERESTED TRUSTEES

Ethan Powell[4] (6/20/1975)	Trustee; Chairman of the Board	Indefinite Term; Trustee since December 2013; Chairman of the Board since December 2013; Executive Vice President and Principal Executive Officer from June 2012 until December 2015.	Trustee of the Highland Fund Complex from June 2012 until July 2013 and since December 2013; Chief Product Strategist of Highland Capital Management Fund Advisors, L.P. (“HCMFA”) from 2012 until December 2015; Senior Retail Fund Analyst of HCM from 2007 until December 2015 and HCMFA from its inception until December 2015; Secretary of NexPoint Credit Strategies Fund (“NHF”) from November 2010 until June 2012; President and Principal Executive Officer of NHF from June 2012 until May 2015; Secretary of NHF from May 2015 until December 2015; Executive Vice President and Principal Executive Officer of Highland Funds I and Highland Funds II from June 2012 until December 2015; and Secretary of Highland Funds I and Highland Funds II from November 2010 to May 2015.	18	None	Significant

experience in
the financial
industry;

significant

executive

experience

including
current

and past
service as

an officer of
funds in the
Highland

Fund
Complex;

significant

administrative
and
managerial

experience.

[4]	Effective December 4, 2015, Mr. Powell resigned from his position as Executive Vice President and Principal Executive Officer of Highland Funds I (the “Trust”) and from his position as Chief Product Strategist of Highland Capital Management Fund Advisors, L.P. (“HCMFA”) and Senior Retail Fund Analyst of Highland Capital Management, L.P. (“HCM”) and HCMFA. As of December 15, 2015, all financial payments owed to Mr. Powell from HCMFA and HCM had been paid in full. Although the Trust believes that Mr. Powell is technically no longer an interested person of the Trust, in light of his previous employment with HCM and HCMFA, it is possible that the U.S. Securities & Exchange Commission might in the future determine Mr. Powell to be an interested person of the Trust. Therefore, the Trust intends to treat Mr. Powell as an Interested Trustee of the Trust for all purposes other than compensation (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation from HCMFA and HCM).

Effective immediately, the first paragraph under the section entitled “Role of the Board of Trustees, Leadership Structure and Risk Oversight—Board Structure and Leadership” beginning on page 26 is deleted in its entirety and replaced with the following:

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board consists of five Trustees, four of whom are Independent Trustees. The remaining Trustee, Mr. Powell is deemed an “interested person” of the Trust (an “Interested Trustee”). Mr. Powell is considered an Interested Trustee because of his former position with HCM and HCMFA, as previously discussed. Mr. Powell also serves as Chairman of the Board. Prior to May 1, 2015, Mr. Honis was an Interested Trustee because of his position with HCM, an affiliate of HCMFA until his resignation in November 2014. The Trustees meet periodically throughout the year in person and by telephone to oversee the Trust’s activities, review contractual arrangements with service providers for the Trust and review the Trust’s performance. The Board conducts much of its work through certain standing Committees, each of whose meetings are chaired by an Independent Trustee. The Board has four committees, the Audit Committee, the Governance Committee, the Litigation Committee and the Qualified Legal Compliance Committee, which are discussed in greater detail below.

Effective immediately, the final paragraph under the section entitled “Role of the Board of Trustees, Leadership Structure and Risk Oversight—Board Structure and Leadership” beginning on page 26 is deleted in its entirety and replaced with the following:

The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and committee structure and considers whether its structure remains appropriate in light of the Trust’s current operations. The Board believes that its leadership structure, including the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) the extent to which the work of the Board is conducted through the standing committees, each of whose meetings are chaired by an Independent Trustee; (ii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are “interested persons” of the Trust; and (iii) Mr. Powell’s previous position with the Adviser and Mr. Honis’ previous position with an affiliate of the Adviser, both of which enhance the Board’s understanding of the operations of the Adviser.

Information Regarding Portfolio Managers

Effective immediately, the section entitled “INFORMATION REGARDING PORTFOLIO MANAGER” beginning on page 33 is deleted in its entirety and replaced with the following:

The portfolio manager of Highland/iBoxx Senior Loan ETF is Chris Mawn. The following table provides information about funds and accounts, other than the Fund, for which the portfolio manager is primarily responsible for day-to-day portfolio management.

Highland/iBoxx Senior Loan ETF

As of December 21, 2015, Chris Mawn managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	1	$618	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

The portfolio manager of Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF is Dustin Norris. The following table provides information about funds and accounts, other than the Funds, for which the portfolio manager is primarily responsible for day-to-day portfolio management.

Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF

As of December 21, 2015, Dustin Norris managed the following client accounts:

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Ownership of Securities

Effective immediately, the first paragraph and table under the section entitled “Ownership of Securities” on page 35 are deleted in their entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by the portfolio managers. This information is provided as of December 21, 2015.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Chris Mawn	Highland/iBoxx Senior Loan ETF	$0
Dustin Norris	Highland HFR Global ETF	$1-$10,000
	Highland HFR Event-Driven ETF	$1-$10,000
	Highland HFR Equity Hedge ETF	$1-$10,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE

HFI-SUP-12/29/15